ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Payable and Accrued Liabilities
Funds raised for CrossFire New Mobile Game	¥ 50,836,950	$ 7,873,641	¥ 56,311,274
Professional services	2,231,737	345,652	9,866,284
Agency commission fees payable	6,397,096	990,784	6,397,096
Staff cost related payables	4,834,468	748,764	3,842,856
Office expenses	233,119	36,106	1,920,735
Product development services			848,237
Others	2,173,096	336,569	4,384,391
Total	¥ 66,706,466	$ 10,331,516	¥ 83,570,873